Long-term assets - E.1.3. Movement in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	$ 7,558	$ 3,403
Change in scope		4,384
Additions	345	164
Amortization charge	(345)	(320)
Impairment	(6)	(1)
Disposals, net	(9)	(1)
Transfers to/from assets held for sale	(57)
Transfers	24	49
Exchange rate movements	(147)	(121)
Closing balance, net	7,361	7,558
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	4,098	1,659
Change in scope		2,472
Additions	0	0
Impairment	0	0
Disposals, net	0	0
Transfers to/from assets held for sale	(12)
Transfers	0	0
Exchange rate movements	(26)	(33)
Closing balance, net	4,059	4,098
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,120	870
Change in scope		370
Additions	195	29
Amortization charge	(96)	(82)
Impairment	0	0
Disposals, net	(9)	0
Transfers to/from assets held for sale	(18)
Transfers	(7)	0
Exchange rate movements	(91)	(67)
Closing balance, net	1,094	1,120
Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	970	423
Change in scope		605
Additions	0	0
Amortization charge	(106)	(56)
Impairment	0	0
Disposals, net	0	0
Transfers to/from assets held for sale	0
Transfers	0	0
Exchange rate movements	0	(1)
Closing balance, net	864	970
IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	71	86
Change in scope		2
Additions	1	0
Amortization charge	(14)	(14)
Impairment	0	0
Disposals, net	0	0
Transfers to/from assets held for sale	(17)
Transfers	3	2
Exchange rate movements	(4)	(5)
Closing balance, net	40	71
Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	920	77
Change in scope		910
Additions	0	0
Amortization charge	(1)	(67)
Impairment	0	0
Disposals, net	0	0
Transfers to/from assets held for sale	(10)
Transfers	0	1
Exchange rate movements	0	0
Closing balance, net	910	920
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	379	289
Change in scope		25
Additions	150	135
Amortization charge	(130)	(100)
Impairment	(6)	(1)
Disposals, net	0	(1)
Transfers to/from assets held for sale	(2)
Transfers	28	46
Exchange rate movements	(25)	(15)
Closing balance, net	394	379
Settlement provision	7
Impairment charges	12
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	9,602
Closing balance, net	9,573	9,602
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	4,098
Closing balance, net	4,059	4,098
Cost or valuation | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,778
Closing balance, net	1,786	1,778
Cost or valuation | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,209
Closing balance, net	1,199	1,209
Cost or valuation | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	206
Closing balance, net	158	206
Cost or valuation | Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,251
Closing balance, net	1,237	1,251
Cost or valuation | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	1,059
Closing balance, net	1,133	1,059
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(2,044)
Closing balance, net	(2,212)	(2,044)
Accumulated amortization and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	0
Closing balance, net	0	0
Accumulated amortization and impairment | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(658)
Closing balance, net	(692)	(658)
Accumulated amortization and impairment | Customer Lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(239)
Closing balance, net	(335)	(239)
Accumulated amortization and impairment | IRUs
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(135)
Closing balance, net	(118)	(135)
Accumulated amortization and impairment | Trademark
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(331)
Closing balance, net	(327)	(331)
Accumulated amortization and impairment | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance, net	(681)
Closing balance, net	$ (740)	$ (681)